INVESTMENTS - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interests in Other Entities [Abstract]
Losses on available-for-sale financial assets	$ 0	$ 0
Gains on available-for-sale financial assets	$ 414,000,000	$ (418,000,000)
Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of joint ventures [line items]
Proportion of ownership interest	37.50%
Glentel
Disclosure of joint ventures [line items]
Proportion of ownership interest	50.00%
Parent Company and BCE, Inc. | Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of joint ventures [line items]
Proportion of ownership interest	75.00%
BCE Inc. | Glentel
Disclosure of joint ventures [line items]
Proportion of ownership interest	50.00%